Net Income Per Common Share - Schedule of Net Income (Loss) Per Common Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Numerator: Net Income (Loss)	$ (1,500,140)	$ (3,196,401)	$ (14,254,335)	$ 4,027,330	$ (607,371)	$ (15,091,333)
Numerator: Net Income (loss) - diluted	$ (1,341,496)	$ (3,196,401)	$ (14,095,691)	$ 4,027,330
Denominator: Weighted average common shares outstanding	386,013,317	9,857,162	156,095,522	8,853,850
Denominator: Effect of dilutive shares				753,598
Denominator: Diluted	386,013,317	9,857,162	156,095,522	9,607,448
Net income per common share: Basic	$ (0.00)	$ (0.32)	$ (0.09)	$ 0.45
Net income per common share: Diluted	$ (0.00)	$ (0.32)	$ (0.09)	$ 0.42